LOANS, FINANCING, DEBENTURES AND LEASES - Leases and contingent consideration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 3,682,472	R$ 4,126,490
Noncurrent	R$ 9,556,694	9,698,183
Weighted annual interest rate on lease contracts	7.69%
Average maturity on lease contracts	6 years 1 month 24 days
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	R$ 13,526,001	10,932,789
Unrealized financial expenses	(2,707,223)	(1,741,638)
Present value payable	10,818,778	9,191,151
Current	2,262,043	2,029,265
Noncurrent	8,556,735	7,161,886
Minimum Finance Lease Payments Payable At Present Values	10,818,778	9,191,151
Telefonica Global Technology
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	1,470,508	480,381
Minimum Finance Lease Payments Payable At Present Values	1,470,508	R$ 480,381
2021 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	2,262,043
Minimum Finance Lease Payments Payable At Present Values	2,262,043
2022 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	2,270,112
Minimum Finance Lease Payments Payable At Present Values	2,270,112
2023 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	2,118,655
Minimum Finance Lease Payments Payable At Present Values	2,118,655
2024 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	1,551,657
Minimum Finance Lease Payments Payable At Present Values	1,551,657
2025 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	925,972
Minimum Finance Lease Payments Payable At Present Values	925,972
2026 onwards | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	1,690,339
Minimum Finance Lease Payments Payable At Present Values	R$ 1,690,339